Prepayments and other current assets (Tables)	12 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepayments and Other Current Assets
The prepayments and other current assets consist of the following:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Prepayments for purchases of products (a)	53,209	52,348
Vendor rebate receivables (b)	8,723	24,462
Value-added tax (“VAT”) deductible (c)	10,672	18,864
Loan receivables (d)	3,957	3,845
Sales return assets	1,244	1,264
Deposits	1,456	1,312
Others	6,000	14,643

Total	85,261	116,738

(a)	Prepayments for purchases of products represent cash prepaid to the Company’s third-party brand partners for the procurement of products.

(b)	Vendor rebate receivables represent the rebates to be received by the Company from its suppliers after certain levels of purchases are achieved.

(c)	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.

(d)
The balance represents loan receivables due from certain third-party companies and individuals. From April 2020 to October 2021, the Company entered into several loan agreements with aggregate principal amount of RMB4.93 million. The repayment terms of the loan agreements were ranged from 12 months and 24 months with due dates from July 2021 to October 2022. The interest rates were ranged from 0% to 4% per annum. As of March 31, 2021 and 2022, the balances of loan receivables were RMB4 million and RMB3.8 million, respectively.